Concentration (Details) - Schedule of total purchase - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Customer C [Member]
Concentration (Details) - Schedule of total purchase [Line Items]
Total purchase	¥ 122,901,742		[1]		[1]
Percentage of total purchase	20.00%		[1]		[1]
Cargo Link Logistics HK Company Limited [Member]
Concentration (Details) - Schedule of total purchase [Line Items]
Total purchase	¥ 121,455,797	¥ 185,858,692		¥ 156,091,594
Percentage of total purchase	19.80%	36.40%		58.00%

[1]	Represented the percentage below 10%